Trade receivables and other current assets - Disclosure of Changes in Research Tax Credit Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit receivable at beginning of period	€ 2,490	€ 1,927
Research tax credit	4,091	2,490	€ 1,927
Research tax credit receivable at end of period	4,091	2,490	€ 1,927
2018 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund of research tax credit		(1,858)
2019 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund of research tax credit		(69)
2019 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund of research tax credit		2,272
2020 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund of research tax credit	(2,272)
Research tax credit		218
2020 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund of research tax credit	(218)
2021 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		2,500
2021 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	3,884	2,300
2021 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	€ 207	€ 218